3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

Catherine A. DiValentino

direct dial:  215.981. 4298

direct fax:  215.359.1597

divalentinoc@pepperlaw.com

November 6, 2013

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FundVantage Trust
1933 Act File No. 333-141120
1940 Act File No. 811-22027

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), FundVantage Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 88 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register for offering and sale a new series of the Trust, Mount Lucas U.S. Focused Equity Fund (the “Fund”). Upon effectiveness of the Amendment, the Fund will offer two classes of shares of beneficial interest: (i) Class I shares; and (ii) Class II shares which are subject to a shareholder servicing fee of 0.25%.

The Fund and its shares are being registered in connection with the proposed reorganization of the Mount Lucas U.S. Focused Equity Fund, a series of Scotia Institutional Funds, into the Mount Lucas U.S. Focused Equity Fund, a series of the Trust (the “Reorganization”), pursuant to an Agreement and Plan of Reorganization (“Reorganization Agreement”).  Accordingly, the Trust intends to submit a registration statement on Form N-14 in connection with the Reorganization.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact the undersigned (telephone number: 215.981.4298) or John P. Falco, Esq. of this office (telephone number: 215.981.4659).

Very truly yours,

/s/ Catherine A. DiValentino
Catherine A. DiValentino

cc:	Mr. Joel Weiss
John P. Falco, Esq.

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